COMMITMENTS AND CONTINGENCIES (Leases Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stuart Florida Corporate Offices And Manufacturing Location [Member]
Property Subject to or Available for Operating Lease [Line Items]
Monthly rent amount	$ 11,789
Rent expenses	141,468	141,468	148,248
Buildings Adjacent To Stuart Facility [Member]
Property Subject to or Available for Operating Lease [Line Items]
Monthly rent amount	4,980
Rent expenses	59,760	59,760	19,920
Arkansas Operations Office [Member]
Property Subject to or Available for Operating Lease [Line Items]
Monthly rent amount	3,300
Rent expenses	$ 48,600	$ 50,400	$ 50,400